Fair values (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Fair value measurement
		Fair value
(in thousands of USD)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2020
	Other financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	37,000	-	37,961	-	37,961
	37,000

	Carrying amount	Fair value
(in thousands of USD)	Assets	Level 1	Level 2	Level 3	Total
December 31, 2019
Non-financial assets measured at fair value
Vessels (see also note 5)	37,346	37,346	-	-	37,346
	37,346
	Other financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	622	-	-	622	622
	622

Financial liabilities not measured at fair value
Long-term borrowings	38,487	-	39,853	-	39,853
	38,487

Valuation techniques and significant unobservable inputs
Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Vessels	Quoted (unadjusted) prices in active markets for identical assets less costs of disposal	-

Derivative financial instruments:
Firment	Black-Scholes model	Refer to note 2.29
Convertible Note	Monte Carlo model	Refer to note 2.29

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate